Note 15 - Share Capital (Details Textual) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended	12 Months Ended
	Jul. 16, 2020	Jun. 10, 2019	Jun. 06, 2018	Jan. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Shares Issued, Price Per Share (in dollars per share)		$ 35.50
Stock Issued During Period, Shares, New Issues (in shares)		6,900,000				6,900,000
Over-Allotment Option		15.00%
Stock Issued During Period, Value, New Issues		$ 245.0
Proceeds from Issuance of Common Stock, Net		$ 236.6
Proceeds from Stock Options Exercised					$ 6.2	$ 1.5	$ 0.5
Shelf Prospectus [Member]
Shelf Prospectus Period (Month)			2 years 30 days
Shelf Prospectus, Maximum Amount			$ 750.0
The 2020 Base Shelf Prospectus [Member]
Shelf Prospectus Period (Month)	2 years 30 days
Shelf Prospectus, Maximum Amount	$ 1,000.0
Stock Issued During Period, Shares, New Issues (in shares)				0